Related Party Balances and Transactions	6 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 26 – RELATED PARTY BALANCES AND TRANSACTIONS

As of December 31, 2022 and June 30, 2022, the Company had $429,720 and $108,761 payable to its major shareholder and CEO, Mr. Wenshan Xie for purchase of goods and services, respectively. These balances were included in accounts payable and accrued expenses presented on the Company’s balance sheet.

For the six months ended December 31, 2022, Mr. Xie made payment of $298,113 for purchase of goods and services for the Company and the Company repaid $22,846 to Mr. Xie. For the six months ended December 31, 2021, the Company repaid $190,840 to Mr. Xie for purchase of goods and services for the Company.

As of December 31, 2022, the Company had $2,600,000 and $500,000 receivable balances from E-Home Group Limited (a company controlled by its major shareholder and CEO, Mr. Wenshan Xie) and its consistent voter Lucky Max Global Limited for temporary lending, respectively. These balances were included in due from related parties presented on the Company’s balance sheet. The Company fully collected the balances of due from related parties in March 2023. For the six months ended December 31, 2022, the Company transferred $2,600,000 and $500,000 to E-Home Group Limited and its consistent voter Lucky Max Global Limited for temporary lending, respectively.